UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, LLC.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		November 10, 2008


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		45

Form 13F Information Table Value Total:		$ 547,930,851
















List of Other Included Managers:			None
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FORM 13F INFORMATION TABLE



         Column 1            Column 2   Column 3    Column 4  Column 5          Column 6   Column 7  Column8

                                                      VALUE    SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASCUSIP       (x$1000)   PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

ALLETE                     Common       018522300       20,043  450,400sh         sole                431,900
AMERIS BANCORP             Common       03076K108       16,6001,117,831sh         sole              1,070,363
AMETEK INC                 Common       031100100       22,396  549,333sh         sole                532,157
ASTORIA FINANCIAL CORP     Common       046265104       17,510  844,656sh         sole                817,397
BENJAMIN FRANKLIN BANCORP ICommon       082073107          175   15,000sh         sole                 15,000
CAMBRIDGE BANCORP          Common       132152109          675   25,782sh         sole                 25,782
COLONY BANKCORP INC.       Common       19623P101        4,684  450,387sh         sole                429,236
COMMUNITY CAPITAL CORP.    Common       20363C102           77    8,050sh         sole                  8,050
COMMUNITY FINANCIAL CORPORACommon       20365L100          140   23,936sh         sole                 23,936
DANVERS BANCORP INC.       Common       236442109          255   20,000sh         sole                 20,000
FPL GROUP INC.             Common       302571104       20,372  405,003sh         sole                392,240
GENERAL DYNAMICS CORP.     Common       369550108       21,631  293,820sh         sole                284,438
HEALTH NET INC COM         Common       42222G108       14,918  632,100sh         sole                606,900
INTERNATIONAL BANCSHARES COCommon       459044103       21,037  779,150sh         sole                751,422
MAC-GRAY CORP              Common       554153106       15,4061,467,258sh         sole              1,395,656
MARATHON OIL CORP          Common       565849106       21,843  547,858sh         sole                531,096
NEW ENGLAND BANCSHARES, INCCommon       643863202          131   15,000sh         sole                 15,000
NORTHRIM BANCORP INC.      Common       666762109          562   33,957sh         sole                 33,957
PEOPLES BANCORP INC        Common       709789101          476   21,850sh         sole                 21,850
PRAXAIR INC.               Common       74005P104       21,215  295,718sh         sole                286,060
SOUND FINANCIAL INC        Common       83607Y108          147   20,000sh         sole                 20,000
SOUTHWEST BANCORP INC.     Common       844767103       22,6271,280,506sh         sole              1,243,877
SOVEREIGN BANCORP INC      Common       845905108        8,0392,035,232sh         sole              1,971,727
STEWART INFORMATION SERVICECommon       860372101       19,793  665,299sh         sole                640,660
THE CHUBB CORPORATION      Common       171232101       20,052  365,250sh         sole                356,000
TORO CO                    Common       891092108       19,476  471,577sh         sole                453,665
UNITEDHEALTH GROUP INC     Common       91324P102       15,564  612,987sh         sole                589,963
VERIZON COMMUNICATIONS     Common       92343V104       17,009  530,632sh         sole                508,524
WEBSTER FINANCIAL CORP - CTCommon       947890109       19,853  786,248sh         sole                759,687
WELLPOINT INC (NEW)        Common       94973V107       22,480  480,641sh         sole                463,502
WESCO INTERNATIONAL INC    Common       95082P105       14,343  445,711sh         sole                426,399
144A KRBL LIMITED DERIVATIVDerivative   000000000          343  160,000sh         sole                160,000
144A LIC HOUSING FINANCE DEDerivative   US46627U737        398   65,500sh         sole                 65,500
144A NIIT TECHNOLOGIES DERIDerivative   46627U125          364  197,000sh         sole                197,000
144A SOUTH INDIAN BANK LIMIDerivative   US46632N124        432  196,000sh         sole                196,000
144A USHA MARTIN LTD       Derivative   US46632N140        249  220,000sh         sole                220,000
AUTOLIV INC.               ADR          052800109       39,7231,176,992sh         sole              1,007,399
BHP BILLITON LTD - SPON ADRADR          088606108       34,334  660,404sh         sole                463,101
CEMEX SA - SPONS ADR PART CSpsrd ADR    151290889       47,5222,759,672sh         sole              2,339,777
METHANEX CORPORATION (US SHADR          59151K108          241   12,100sh         sole                  5,950
SAMSUNG ELECTRONICS COMMON-GDR          796050888       12,368   55,213sh         sole                 23,371
SAMSUNG ELECTRONICS PFD N/VGDR          796050201           77      500sh         sole                    500
SK TELECOM CO LTD ADR      ADR          78440P108       10,523  559,162sh         sole                198,035
ISHARES MSCI EAFE SMALL CAPExchange Fund464288273          659   19,500sh         sole                 19,500
SPDR S&P INTL SMALL CAP    Exchange Fund78463X871          674   27,600sh         sole                 27,600
























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